Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Intangible Assets [Abstract]
Purchased copyright	¥ 78,581	$ 11,582	¥ 72,415
Less: accumulated amortization	(38,905)	(5,734)	(27,298)
Total Amortization expenses	¥ 39,676	$ 5,848	¥ 45,117